Investments	9 Months Ended
Sep. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investments	Investments
The Company’s investments consisted of the following (in thousands):

	As of
Category	September 30, 2022	December 31, 2021 as Restated
Investments:
Equity Method Investment in LanzaJet	$11,047	$12,433
Equity Security Investment in SGLT	$14,990	$12,319
Total Investment	$26,037	$24,752
LanzaJet
On May 13, 2020, the Company contributed $15,000 in intellectual property in exchange for a 37.5% interest (“Original Interest”) of LanzaJet, Inc. (“LanzaJet”) in connection with an investment agreement (“Investment Agreement”). The Company accounts for the transaction as a revenue transaction with a customer under ASC 606 Revenue from Contracts with Customers. The licensing and technical support services provided are recognized as a single combined performance obligation satisfied over the expected period of those services, beginning May 2020 through December 2025. During the nine months ended September 30, 2022 and 2021, the Company has recognized revenue from this arrangement of $1,620 and $1,516 respectively, net of intra-entity profit elimination. As of September 30, 2022 and December 31, 2021, the Company has recorded deferred revenue of $8,734 and $10,746, respectively. Intra-entity profits related to revenue contracts with LanzaJet are $395 and $497 as of September 30, 2022, and 2021, respectively. Intra-entity profit is amortized over the 15-year amortization period through 2034.
Between February 1, 2021 and April 4, 2021, LanzaJet closed two additional rounds of investment which reduced the Original Interest to 25%. As a result, the Company recognized a gain on dilution of $503. The Company retained its contingent right to receive an additional interest in LanzaJet of up to 45 million shares for no additional consideration.
The carrying value of our equity method investment in LanzaJet as of September 30, 2022 and December 31, 2021 was approximately $3,600 and $3,100 less than our proportionate share of our equity method investees’ book values, respectively. The basis differences are largely the result of a difference in the timing of recognition of variable consideration to which we may become entitled in exchange for our contribution of intellectual property to LanzaJet. The variable consideration we may receive will be in the form of additional ownership interests and the majority of the basis difference will reverse in connection with recognition of that variable consideration.
In connection with a sublicense agreement to LanzaJet under our license agreement with Battelle Memorial Institute (“Battelle”), LanzaTech remains responsible for any failure by LanzaJet to pay royalties due to Battelle. The fair value of LanzaTech’s obligation under this guarantee was immaterial as of September 30, 2022 and December 31, 2021.
SGLT
On September 28, 2011, the Company contributed RMB 25,800 (approx. $4,000) in intellectual property in exchange for 30% of the registered capital of Beijing ShouGang LanzaTech Technology Co., LTD (“SGLT”).
As of December 31, 2021, the Company’s interest in SGLT’s registered capital is approximately 10.01%. As the result of the admittance of new investors, the Company recognized a gain from dilution of $3,014 during the nine months ended September 30, 2021. On April 29, 2022, SGLT closed a round of financing which reduced the Company's ownership to 9.31% and resulted in the recognition of gain from dilution of $3,368. On September 30, 2022, management of the Company determined that the Company no longer had significant influence over the operating and financial policies of SGLT due to the significant and sustained decrease in SGLT's technological dependence on LanzaTech. As such, as of September 30, 2022, the Company ceased applying the equity method and reclassified cumulative currency translation adjustments associated with its investment in SGLT of $928 to include those adjustments in the carrying value of its investment. Prospectively, the Company will account for its investment in the equity security of SGLT using the alternative measurement principals as permitted under ASC 321, Investments - Equity Securities, because SGLT's fair value is not readily determinable. As the change is effective on September 30, 2022, the Company recorded SGLT's attributable net loss of $76, for the nine months ended September 30, 2022, on the condensed consolidated statements of operations.
Subsequently, under the alternative measurement method, LanzaTech will adjust the carrying value for observable changes in price and will reassess whether its investment in SGLT continues to qualify for such method. Additionally, LanzaTech will perform a qualitative assessment and recognize an impairment if their are sufficient indicators that the fair value of the SGLT investment is less than its carrying value. The changes in value and impairment charges (if any), are recorded in other (expense) income, net in the condensed consolidated statement of operations.
As of September 30, 2022 and December 31, 2021, there were no impairments of either equity investees. During the nine months ended September 30, 2022 and the year ended December 31, 2021, the Company received no dividends from equity investments.